THE KP FUNDS

KP Small Cap Equity Fund

(the “Fund”)

Supplement dated March 1, 2018

to the Prospectus dated May 1, 2017, as supplemented (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Gerard Heffernan has been appointed portfolio manager of the Fund. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.	The disclosure under the heading “Walthausen & Co., LLC” on page 21 is deleted and replaced with the following:

“Gerard Heffernan, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Walthausen since 2018.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to Walthausen since the Fund’s inception in 2014.”

2.	The disclosure under the subheading “Portfolio Manager:” under the “Walthausen & Co., LLC” heading on page 89 is deleted and replaced with the following:

“Gerard Heffernan, Portfolio Manager, has managed the portion of the Fund’s assets allocated to Walthausen since 2018. Mr. Heffernan joined Walthausen in February 2018. Previously, he was a portfolio manager with Lord Abbett & Co. from 1998 to 2013 specializing in small cap value equities.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund’s assets allocated to Walthausen since the Fund’s inception in 2014. Mr. Walthausen has been with Walthausen for 10 years.”

Please retain this supplement for future reference.

KPF-SK-039-0100

THE KP FUNDS

KP Small Cap Equity Fund

(the “Fund”)

Supplement dated March 1, 2018 to the

Statement of Additional Information dated May 1, 2017, as supplemented (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Gerard Heffernan has been appointed portfolio manager of the Fund. Accordingly, effective immediately, the SAI is supplemented as follows:

1.	The first sentence under the subheading “Compensation” under the “Walthausen” heading on page S-69 is deleted and replaced with the following:

“Portfolio Managers, John Walthausen and Gerard Heffernan are compensated in the form of salary, bonus and profit sharing related to the firm as a whole.”

2.	The following is added to the chart under the subheading “Ownership of Fund Shares” under the “Walthausen” heading on page S-69:

Name	Dollar Range of Fund Shares
Gerard Heffernan[2]	None
[2]	Valuation date is December 31, 2017.

3.	The paragraph under the subheading “Other Accounts” under the “Walthausen” heading on page S-69 is deleted and replaced with the following:

As of December 31, 2016 (unless otherwise noted), in addition to the KP Small Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

4.	The following is added to the chart under the subheading “Other Accounts” under the “Walthausen” heading on page S-69:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Gerard Heffernan[1]	0	$0	0	$0	5	$2
[1]	Valuation date is December 31, 2017

None of the accounts listed above are subject to a performance-based advisory fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KPF-SK-040-0100